Consolidation of subsidiaries	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Consolidation of subsidiaries
3.	Consolidation of subsidiaries

At June 30, 2019
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership -%	Level

PagSeguro Brazil	13,636,126	6,822,367	6,813,759	623,577	99.99	Direct
BS Holding	68,190	49	68,141	(8,141)	99.99	Direct
Net+Phone	245,179	79,458	165,721	36,773	99.99	Indirect
Boa Compra	102,712	67,532	35,180	8,631	99.99	Indirect
BCPS	1,462	280	1,182	(286)	99.50	Indirect
R2TECH	9,371	2,320	7,051	3,182	100.00	Indirect
BIVA	18,681	4,649	14,032	1,499	100.00	Indirect
FIDC	1,567,222	426,863	1,140,359	608,284	100.00	Indirect
TILIX	5,780	6,209	(429)	(2,065)	100.00	Indirect
BancoSeguro	64,187	11,255	52,932	8,383	100.00	Indirect
The operational context of the subsidiaries is to be read in conjunction with the annual financial statements for the year ended December 31, 2018.
R2TECH
R2Tech, organized in Brazil, which manages our reconciliation product. PagSeguro Brazil acquired 51% of R2Tech in 2017 and the remaining 49% in February 2019, obtained 100% of R2TECH. The total paid for the remaining purchase was R$13,992, which was settled in cash on that date.
BancoSeguro
On January 4, 2019, BS Holding acquired 100% of BBN Banco Brasileiro de Negócios S.A. (renamed BancoSeguro S.A. in February 2019). BancoSeguro, organized in Brazil, through our fully owned direct subsidiary BS Holding. BancoSeguro holds a license to provide financial services. We expect that this acquisition will allow us to expand our product and services offering.
BIVA
On April 1, 2019, PagSeguro Group acquired an additional interest of 22.65% of the issued shares of BIVA. Total consideration paid amount to R$ 2,000 which was settled in cash on the same date. This purchase increases PagSeguro Brazil’s interest to 100% of BIVAs shares.